Impairment of non-current assets - Cerro Pasco CGU (Details) $ in Thousands			9 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($) $ / T	Sep. 30, 2018	Sep. 30, 2019 USD ($) $ / T	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of information for cash-generating units
Impairment loss				$ 142,133	$ 3,283
Cash-generating units | Carrying amount prior to impairment loss
Disclosure of information for cash-generating units
Assets	$ 3,300,746		$ 3,300,746
Cash-generating units | Fair value of identifiable assets | Carrying amount prior to impairment loss
Disclosure of information for cash-generating units
Assets	704,473		704,473
Cash-generating units | Other net assets carrying amount | Carrying amount prior to impairment loss
Disclosure of information for cash-generating units
Assets	1,925,499		1,925,499
Mining Peru
Disclosure of information for cash-generating units
Impairment loss			0
Mining Peru | Carrying amount prior to impairment loss
Disclosure of information for cash-generating units
Assets	1,672,495		1,672,495
Mining Peru | Fair value of identifiable assets | Carrying amount prior to impairment loss
Disclosure of information for cash-generating units
Assets	704,473		704,473
Mining Peru | Other net assets carrying amount | Carrying amount prior to impairment loss
Disclosure of information for cash-generating units
Assets	$ 389,742		389,742
Cerro Pasco
Disclosure of information for cash-generating units
Expected life of mine	13 years	21 years
Impairment loss				$ 142,133
Assets	$ 380,130		$ 380,130
Reasonably possible decrease in long term LME zinc price	5.00%		5.00%
Zinc price after reasonably possible decrease | $ / T	2,442		2,442
Additional impairment loss due to reasonably possible decrease in zinc price	$ 56,633
Percentage of reasonably possible increase in discount rate	5.00%		5.00%
Additional impairment loss due to reasonably possible increase in discount rate	$ 10,670
Cerro Pasco | Carrying amount prior to impairment loss
Disclosure of information for cash-generating units
Assets	522,263		$ 522,263
Cerro Pasco | Impairment
Disclosure of information for cash-generating units
Assets	(142,133)		(142,133)
Cerro Pasco | Property, plant and equipment
Disclosure of information for cash-generating units
Assets	150,036		150,036
Cerro Pasco | Property, plant and equipment | Carrying amount prior to impairment loss
Disclosure of information for cash-generating units
Assets	192,719		192,719
Cerro Pasco | Property, plant and equipment | Impairment
Disclosure of information for cash-generating units
Assets	(42,683)		(42,683)
Cerro Pasco | Intangible assets
Disclosure of information for cash-generating units
Assets	233,977		233,977
Cerro Pasco | Intangible assets | Carrying amount prior to impairment loss
Disclosure of information for cash-generating units
Assets	333,427		333,427
Cerro Pasco | Intangible assets | Impairment
Disclosure of information for cash-generating units
Assets	(99,450)		(99,450)
Cerro Pasco | Other net assets
Disclosure of information for cash-generating units
Assets	(3,883)		(3,883)
Cerro Pasco | Other net assets | Carrying amount prior to impairment loss
Disclosure of information for cash-generating units
Assets	(3,883)		(3,883)
Cerro Pasco | Fair value of identifiable assets
Disclosure of information for cash-generating units
Assets	220,910		220,910
Cerro Pasco | Fair value of identifiable assets | Carrying amount prior to impairment loss
Disclosure of information for cash-generating units
Assets	318,218		318,218
Cerro Pasco | Fair value of identifiable assets | Impairment
Disclosure of information for cash-generating units
Assets	(97,308)		(97,308)
Cerro Pasco | Other net assets carrying amount
Disclosure of information for cash-generating units
Assets	159,220		159,220
Cerro Pasco | Other net assets carrying amount | Carrying amount prior to impairment loss
Disclosure of information for cash-generating units
Assets	204,045		204,045
Cerro Pasco | Other net assets carrying amount | Impairment
Disclosure of information for cash-generating units
Assets	$ (44,825)		$ (44,825)